(Loss)/Gain on Derivative Instruments and Other Financial Items, Net (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
(Loss)/gain on derivative instruments, net are comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2024	2023
Unrealized MTM adjustment for IRS derivatives	(14,005)	3,307
Net interest income on undesignated interest rate swap (“IRS”) derivatives	5,359	6,008
(Loss)/gain on derivative instruments, net	(8,646)	9,315

Components of other financial items
Other financial items, net is comprised of the following:

(in thousands of $)	Nine months ended September 30,
	2024	2023
Financing arrangement fees and other related costs (1)	(4,398)	(900)
Foreign exchange gain/(loss) on operations	285	(1,444)
Amortization of debt guarantees (2)	1,210	1,544
Others	(261)	(257)
Other financials items, net	(3,164)	(1,057)
(1) Included within “Financing arrangement fees and other related costs” for the nine months ended September 30, 2024 is $4.4 million financial charges incurred by the FLNG Hilli's lessor VIE.
(2) “Amortization of debt guarantees” relates to guarantee fees earned for the provision of (i) charter guarantees to Energos and (ii) debt guarantees for certain of CoolCo's outstanding sale and leaseback debts, with outstanding principal amounts of $152.3 million.